Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Initial Public Offering [Abstract]
Initial public offering
Note 3—Initial Public Offering
Pursuant to the Initial Public Offering on May 15, 2025, the Company sold 41,400,000 Public Units at a price of $10.00 per unit for a total of $414,000,000, which includes the full exercise of the underwriters’ Over-Allotment Option in the amount of 5,400,000 units (the “Over-Allotment Option”). Each Unit consists of one Public Share and one-fourth
of one warrant. Each Public Warrant entitles the holder to purchase one
Class A Ordinary Share at a price of $11.50 per share, subject to adjustments (see Note 7).

Note 3—Public Offering
Pursuant to the Proposed Offering, the Company intends to offer for sale up to 30,000,000 units at a price of $10.00 per unit for a total of $300 million (or 34,500,000 units at a price of $10.00 per unit for a total of $345 million if the underwriters’ over-allotment option is exercised in full) (the “Units”). Each Unit consists of one Public Share and one-fourth of one warrant (each, a “Public Warrant” and collectively, the “Public Warrants”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustments (see Note 7).